STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s authorized capital stock consists of 2,000,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001. See Note 16.

Preferred Stock

As of March 31, 2022 and December 31, 2021, there was 1 preferred share issued and outstanding.

On November 12, 2020, the Company filed a Certificate of Designations with the Secretary of State of Nevada to designate one share of the preferred stock of the Company as the Series X Preferred Stock of the Company.

In November 2020, the Company issued and sold to the Company’s Chief Executive Officer 1 share of Series X Preferred Stock, at a purchase price of $1.00. The share of Series X Preferred Stock shall have a number of votes at any time equal to (i) the number of votes then held or entitled to be made by all other equity securities of the Company, debt securities of the Company or pursuant to any other agreement, contract or understanding of the Company, plus (ii) one (1). The Series X Preferred Stock shall vote on any matter submitted to the holders of the Common Stock, or any class thereof, for a vote, and shall vote together with the Common Stock, or any class thereof, as applicable, on such matter for as long as the share of Series X Preferred Stock is issued and outstanding. The Series X Preferred Stock shall not have the right to vote on any matter as to which solely another class of Preferred Stock of the Company is entitled to vote pursuant to the certificate of designations of such other class of Preferred Stock of the Company.

The Series X Preferred Stock shall not be convertible into shares of any other class of stock of the Company and entitled to receive any dividends paid on any other class of stock of the Company.

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of the Company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the Series X Preferred Stock shall not be entitled to receive any distribution of any of the assets or surplus funds of the Company and shall not participate with the Common Stock or any other class of stock of the Company therein.

Common Stock

As of March 31, 2022 and December 31, 2021, the Company had 2,000,000,000 shares of common stock authorized with a par value of $0.001. There were 120,399,731 and 97,785,107 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively.

For the three months ended March 31, 2022, the Company issued 8,351,960 shares with net proceeds of $364,903 in connection with the ELOC. The Company incurred $56,025 deposit and trading fees from the ELOC.

For the three months ended March 31, 2022, the Company issued 3,385,550 shares to consultants and directors at fair value of $55,225.

For the three months ended March 31, 2022, the Company issued 3,574,260 shares to settle a conversion of $89,366 of convertible promissory note principal and accrued interest.

For the three months ended March 31, 2022, the Company issued 550,000 shares as debt issuance costs for convertible notes payable at fair value of $23,382.

For the three months ended March 31, 2022, the Company issued 6,752,830 shares to settle shares to be issued – liabilities at fair value of $717,260.

For the three months ended March 31, 2021, the Company issued 207,817 shares to consultants and directors at fair value of $2,113,188.

For the three months ended March 31, 2021, the Company issued 734,689 shares to acquire Magiclytics,

For the three months ended March 31, 2021, the Company issued 8,197 shares to settle a conversion of $13,000 convertible promissory note.

For the three months ended March 31, 2021, the Company issued 24,460 shares to settle an accounts payable balance of $148,510.

For the three months ended March 31, 2021, the Company issued 645,000 shares as debt issuance costs for convertible notes payable at fair value of $3,441,400.

Warrants

A summary of the Company’s stock warrants activity is as follows:

	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	165,077	$2.05	4.9	-
Granted	-	-
Exercised	-	-
Canceled	-	-
Outstanding at March 31, 2022	165,077	$2.05	4.6	$-
Vested and expected to vest at December 31, 2021	165,077	$2.05	4.6	$-
Exercisable at March 31, 2022	165,077	$2.05	4.6	$-

No stock options were granted by the Company during the quarter ended March 31, 2022.

The fair values of warrants granted in 2021 were estimated using the Black-Scholes option pricing model on the grant date using the following assumptions:

March 31,
2022
Weighted-average grant date fair value per share	$8.14
Risk-free interest rate	0.76% - 0.84%
Dividend yield	—%
Expected term (in years)	5
Volatility	368 - 369%

Equity Purchase Agreement and Registration Rights Agreement

On November 2, 2021, the Company entered into an Equity Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P., a Delaware limited Partnership (“Investor”), dated as of October 29, 2021, pursuant to which the Company shall have the right, but not the obligation, to direct Investor, to purchase up to $15,000,000 (the “Maximum Commitment Amount”) in shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) in multiple tranches. Further, under the Agreement and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit a Put Notice (as defined in the Agreement) from time to time to Investor (i) in a minimum amount not less than $20,000.00 and (ii) in a maximum amount up to the lesser of (a) $400,000 or (b) 250% of the Average Daily Trading Value (as defined in the Agreement).

In exchange for Investor entering into the Agreement, the Company agreed, among other things, to (A) issue Investor and Peak One Investments, LLC, an aggregate of 70,000 shares of Common Stock (the “the Commitment Shares”), and (B) file a registration statement registering the Common Stock issued as Commitment Shares or issuable to Investor under the Agreement for resale (the “Registration Statement”) with the Securities and Exchange Commission within 60 calendar days of the Agreement, as more specifically set forth in the Registration Rights Agreement.

The obligation of Investor to purchase the Company’s Common Stock shall begin on the date of the Agreement, and ending on the earlier of (i) the date on which Investor shall have purchased Common Stock pursuant to this Agreement equal to the Maximum Commitment Amount, (ii) twenty four (24) months after the date of the Agreement, (iii) written notice of termination by the Company to Investor (which shall not occur during any Valuation Period or at any time that Investor holds any of the Put Shares), (iv) the Registration Statement is no longer effective after the initial effective date of the Registration Statement, or (v) the date that the Company commences a voluntary case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the purchase price to be paid by Investor for the Common Stock under the Agreement shall be 95% of the Market Price, which is defined as the lesser of the (i) closing bid price of the Common Stock on the trading day immediately preceding the respective Put Date (as defined in the Agreement), or (ii) lowest closing bid price of the Common Stock during the Valuation Period (as defined in the Agreement), in each case as reported by Bloomberg Finance L.P or other reputable source designated by Investor.

The Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. Among other things, Investor represented to the Company, that it is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

For the three months ended March 31, 2022, the Company issued 8,351,960 shares with net proceeds of $364,903 in connection with the ELOC. The Company incurred $56,025 deposit and trading fees from the ELOC.

NOTE 15 – STOCKHOLDERS’ EQUITY (DEFICIT)

On July 7, 2020, the Company increased the authorized capital stock of the Company to 550,000,000, comprised of 500,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001.

Preferred Stock

As of December 31, 2021 and December 31, 2020, there was 1 preferred share issued and outstanding.

On November 12, 2020, the Company filed a Certificate of Designations with the Secretary of State of Nevada to designate one share of the preferred stock of the Company as the Series X Preferred Stock of the Company.

In November 2020, the Company issued and sold to the Company’s Chief Executive Officer 1 share of Series X Preferred Stock, at a purchase price of $1.00. The share of Series X Preferred Stock shall have a number of votes at any time equal to (i) the number of votes then held or entitled to be made by all other equity securities of the Company, debt securities of the Company or pursuant to any other agreement, contract or understanding of the Company, plus (ii) one (1). The Series X Preferred Stock shall vote on any matter submitted to the holders of the Common Stock, or any class thereof, for a vote, and shall vote together with the Common Stock, or any class thereof, as applicable, on such matter for as long as the share of Series X Preferred Stock is issued and outstanding. The Series X Preferred Stock shall not have the right to vote on any matter as to which solely another class of Preferred Stock of the Company is entitled to vote pursuant to the certificate of designations of such other class of Preferred Stock of the Company.

The Series X Preferred Stock shall not be convertible into shares of any other class of stock of the Company and entitled to receive any dividends paid on any other class of stock of the Company.

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of the Company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the Series X Preferred Stock shall not be entitled to receive any distribution of any of the assets or surplus funds of the Company and shall not participate with the Common Stock or any other class of stock of the Company therein.

Common Stock

As of December 31, 2021 and December 31, 2020, the Company had 500,000,000 shares of common stock authorized with a par value of $0.001. There were 97,785,107 and 92,682,632 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.

For the year ended December 31, 2021, the Company issued 1,011,720 shares with net proceeds of $963,061 in connection with the initial closing of this Regulation A offering and ELOC.    The Company incurred $79,800 issuance costs from commitment shares issued to Peak One Investment & Peak One Opportunity Fund LP, $9,606 trading fees paid from ELOC, and $185,166 brokerage fees paid from Regulation A offering.

For the year ended December 31, 2021, the Company issued 874,999 shares to acquire Magiclytics,

For the year ended December 31, 2021, the Company issued 1,577,079 shares to consultants and directors at fair value of $6,056,491.

For the year ended December 31, 2021, the Company issued 305,747 shares to settle a conversion of $1,040,181 convertible promissory note and a reclass of derivative liability of $91,519.

For the year ended December 31, 2021, the Company issued 219,850 shares to settle an accounts payable balance of $471,443.

For the year ended December 31, 2021, the Company issued 1,113,080 shares as debt issuance costs for convertible notes payable at fair value of $6,571,530.

For the year ended December 31, 2021, the Company issued warrants at fair value of $15,797 to an non-employee as compensation.

For the year ended December 31, 2021, the Company issued warrants at fair value of $211,633 to a convertible debt holder as financing costs.

For the year ended December 31, 2021, the Company recorded $51,000 beneficial conversion features related to the conversion features of a convertible promissory note.

On November 12, 2020, pursuant to the terms of the Share Exchange Agreement, the Company issued 46,811,195 shares of common stock to the WOHG Shareholders in exchange for 200 shares WOHG’s common stock, par value $0.0001 per share, representing 100% of the issued and outstanding capital stock of WOHG.

For the period from January 2, 2020 (inception) to  December 31, 2020, the Company issued 30,231 shares to a consultant at fair value of $73,582.

For the period from January 2, 2020 (inception) to  December 31, 2020, the Company issued 10,833 shares to settle a conversion of $7,500 convertible promissory note and a reclass of derivative liability of $27,040.

For the period from January 2, 2020 (inception) to December 31, 2020 , the Company issued 18,182 shares to settle an accounts payable balance of $50,000.

For the period from January 2, 2020 (inception) to December 31, 2020,  the Company recorded $46,541 as a forgiveness of debt by the former shareholder.

Warrants

A summary of the Company’s stock warrants activity is as follows:

	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	-	$-
Granted	165,077	2.05
Exercised	-	-
Canceled	-	-
Outstanding at December 31, 2021	165,077	$2.05	4.9	$-
Vested and expected to vest at December 31, 2021	165,077	$2.05	4.9	$-
Exercisable at December 31, 2021	165,077	$2.05	4.9	$-

No stock options were granted by the Company during the year ended December 31, 2020.

The fair values of warrants granted in 2021 were estimated using the Black-Scholes option    pricing model on the grant date using the following assumptions:

December 31,
2021
Weighted-average grant date fair value per share	$8.14
Risk-free interest rate	0.76% - 0.84%
Dividend yield	—%
Expected term (in years)	5
Volatility	368 - 369%

Equity Purchase Agreement and Registration Rights Agreement

On November 2, 2021, Clubhouse Media Group, Inc (the “Company”) entered into an Equity Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P., a Delaware limited Partnership (“Investor”), dated as of October 29, 2021, pursuant to which the Company shall have the right, but not the obligation, to direct Investor, to purchase up to $15,000,000.00 (the “Maximum Commitment Amount”) in shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) in multiple tranches. Further, under the Agreement and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit a Put Notice (as defined in the Agreement) from time to time to Investor (i) in a minimum amount not less than $20,000.00 and (ii) in a maximum amount up to the lesser of (a) $400,000.00 or (b) 250% of the Average Daily Trading Value (as defined in the Agreement).

In exchange for Investor entering into the Agreement, the Company agreed, among other things, to (A) issue Investor and Peak One Investments, LLC, an aggregate of 70,000 shares of Common Stock (the “the Commitment Shares”), and (B) file a registration statement registering the Common Stock issued as Commitment Shares or issuable to Investor under the Agreement for resale (the “Registration Statement”) with the Securities and Exchange Commission within 60 calendar days of the Agreement, as more specifically set forth in the Registration Rights Agreement.

The obligation of Investor to purchase the Company’s Common Stock shall begin on the date of the Agreement, and ending on the earlier of (i) the date on which Investor shall have purchased Common Stock pursuant to this Agreement equal to the Maximum Commitment Amount, (ii) twenty four (24) months after the date of the Agreement, (iii) written notice of termination by the Company to Investor (which shall not occur during any Valuation Period or at any time that Investor holds any of the Put Shares), (iv) the Registration Statement is no longer effective after the initial effective date of the Registration Statement, or (v) the date that the Company commences a voluntary case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors (the “Commitment Period”).

During the Commitment Period, the purchase price to be paid by Investor for the Common Stock under the Agreement shall be 95% of the Market Price, which is defined as the lesser of the (i) closing bid price of the Common Stock on the trading day immediately preceding the respective Put Date (as defined in the Agreement), or (ii) lowest closing bid price of the Common Stock during the Valuation Period (as defined in the Agreement), in each case as reported by Bloomberg Finance L.P or other reputable source designated by Investor.

The Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. Among other things, Investor represented to the Company, that it is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

For the year ended December 31, 2021, the Company issued 754,090 shares with net proceeds of $117,771   from the equity purchase agreement. The Company incurred $79,800 issuance costs from commitment shares issued to Peak One Investment & Peak One Opportunity Fund LP, $9,606 trading fees paid from ELOC